Goodwill (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill [Abstract].
Schedule of Changes in the Carrying Amount of Goodwill
	2015	2014

	(U.S. $ in millions)
Goodwill as of January 1	$1,323.5	$1,195.9
Goodwill impairment charges	(942.4)	(102.5)
Goodwill acquired	5.4	233.3
Translation differences	(2.7)	(3.2)
Goodwill as of December 31	$383.9	$1,323.5